Lease liability - Summary of Lease Liability (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Lease liability	£ 341	£ 287
Total lease liability	£ 341	£ 287